Carnival Corporation & PLC Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Statement of Comprehensive Income [Abstract]
Net Income	$ 2,606	$ 2,779	$ 1,757
Items Included in Other Comprehensive Income (Loss)
Change in foreign currency translation adjustment	590	(675)	(1,078)
Other	82	(38)	(47)
Other Comprehensive Income (Loss)	672	(713)	(1,125)
Total Comprehensive Income	$ 3,278	$ 2,066	$ 632